SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Statement of financial position items, except for equity accounts	6.7114	6.4601	7.0697	6.8680
Items in the statements of income and comprehensive income, and statements of cash flows	6.4571	6.6273	7.0319	6.8221